Subsequent Events - Additional Information (Details) - USD ($)															6 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Dec. 30, 2023	Dec. 19, 2023	Dec. 13, 2023	Nov. 10, 2023	Sep. 28, 2023	Mar. 28, 2023	Mar. 27, 2023	Mar. 24, 2023	Mar. 20, 2023	Mar. 15, 2023	Feb. 27, 2023	Feb. 23, 2023	Jan. 25, 2023	Sep. 27, 2022	Sep. 28, 2023	Sep. 28, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Oct. 27, 2023	Jul. 25, 2023	Jun. 26, 2023	Apr. 27, 2023	Dec. 27, 2022	Dec. 08, 2022	Nov. 28, 2022	Oct. 26, 2022	Sep. 26, 2022
Subsequent Event [Line Items]
Cash proceeds received for working capital purposes							$ 65,000	$ 65,000
Description of proposals						At the March special meeting, the stockholders approved two proposals: (A) to amend the Company’s Amended and Restated Certificate of Incorporation, giving the Company the right to extend the date by which it has to consummate a Business Combination up to six (6) times for an additional one (1) month each time, from March 28, 2023 to September 28, 2023 provided that the Sponsor (or its designees) must deposit into the Trust Account for each one-month extension funds equal to $100,000 (the “Second Extension”); (B) to amend the Company’s investment management trust agreement, dated as of September 23, 2021, by and between the Company and Continental Stock Transfer & Trust Company, allowing the Company to extend the Combination Period up to six (6) times for an additional one (1) month each time from March 28, 2023 to September 28, 2023 by depositing into the Trust Account for each one-month extension, the sum of $100,000.
Amount withdrawn from trust account					$ 9,828,000												$ 10,449,625
Issued and outstanding common stock own percentage																	75.60%
Temporary equity, redemption price per share																	$ 10.83		$ 10.1	$ 10.37
Proceeds from related party debt																	$ 920,000	$ 160,000	$ 133,465	$ 640,000
Extension Note
Subsequent Event [Line Items]
Amount withdrawn from trust account														$ 192,138,312
Principal amount																	1,560,000
Extension Note | Sponsor
Subsequent Event [Line Items]
Principal amount																	960,000			640,000									$ 160,000
Working Capital Note
Subsequent Event [Line Items]
Principal amount						$ 130,000					$ 350,000						$ 1,065,000			$ 260,000		$ 65,000	$ 130,000	$ 65,000
Conversion price																	$ 10			$ 10
Working Capital Note | Sponsor
Subsequent Event [Line Items]
Principal amount													$ 65,000												$ 65,000		$ 65,000	$ 65,000	$ 65,000
Subsequent Event
Subsequent Event [Line Items]
Description of proposals						At the special meeting, the stockholders approved two proposals: (A) to amend the Company’s Amended and Restated Certificate of Incorporation, giving the Company the right to extend the date by which it has to consummate a Business Combination up to six (6) times for an additional one (1) month each time, from March 28, 2023 to September 28, 2023 provided that GigAcquisitions5, LLC (or its designees) must deposit into the Trust Account for each one-month extension funds equal to $100,000 (the “Charter Amendment Proposal”); (B) to amend the Company’s investment management trust agreement, dated as of September 23, 2021, by and between the Company and Continental Stock Transfer & Trust Company, allowing the Company to extend the Combination Period up to six (6) times for an additional one (1) month each time from March 28, 2023 to September 28, 2023 by depositing into the Trust Account for each one-month extension, the sum of $100,000 (the “Trust Amendment Proposal”).
Number of common shares to be redeemed						995,049
Amount withdrawn from trust account						$ 10,449,626
Issued and outstanding common stock own percentage						68.40%
Cash deposited in trust account						$ 100,000
Subsequent Event | Tenth Restated Extension Note
Subsequent Event [Line Items]
Debt instrument, interest rate, stated percentage																					0.00%
Principal amount																					$ 1,446,360
Conversion price																					$ 10
Subsequent Event | Tenth Restated Extension Note | Sponsor
Subsequent Event [Line Items]
Principal amount																					$ 381,360
Cash deposited in trust account																					$ 0
Subsequent Event | Extension Note
Subsequent Event [Line Items]
Principal amount						1,060,000					960,000		960,000
Cash deposited in trust account						$ 100,000
Subsequent Event | Extension Note | Sponsor
Subsequent Event [Line Items]
Principal amount											160,000		160,000
Subsequent Event | Working Capital Note
Subsequent Event [Line Items]
Principal amount											350,000		805,000
Subsequent Event | Working Capital Note | Sponsor
Subsequent Event [Line Items]
Cash proceeds received for working capital purposes													$ 65,000
Subsequent Event | Working Capital Note | Sponsor | Unsecured Debt
Subsequent Event [Line Items]
Principal amount			$ 66,360
Proceeds from related party debt			$ 66,360
Business Combination Agreement
Subsequent Event [Line Items]
Business acquisition, share price																										$ 0.001
Business Combination Agreement | Subsequent Event | Bridge Loan
Subsequent Event [Line Items]
Debt conversion, converted instrument, shares issued				500,000
Principal amount				$ 1,000,000
QT Imaging | William Blair [Member]
Subsequent Event [Line Items]
Payments to acquire businesses, gross	$ 700,000
Business acquisition, equity interest issued or issuable, number of shares	600,000
QT Imaging | QT Imaging common stock [Member] | William Blair [Member]
Subsequent Event [Line Items]
Business acquisition, share price	$ 2.5
Non-Redemption Agreement | Subsequent Event
Subsequent Event [Line Items]
Temporary equity shares issued during the period				400,000
Temporary equity, redemption price per share				$ 2.5
Subscription Agreement | Subsequent Event
Subsequent Event [Line Items]
Stock issued during period, shares, issued for services				50,000
Stock issued during period, value, new issues				$ 3,000,000
Subscription Agreement | Common Stock | Subsequent Event
Subsequent Event [Line Items]
Debt conversion, converted instrument, shares issued				1,200,000
Additional Subscription Agreement | Subsequent Event | QT Imaging
Subsequent Event [Line Items]
Common stock shares subscribed but not issued		500,000
Number of new common stock shares exchangeable for previous holdings of common stock		200,000
IB Capital LLC | Subsequent Event
Subsequent Event [Line Items]
Business combination, service charge										$ 950,000		$ 850,000
Business combination, service charge paid											350,000
Business combination, service charge payable											$ 600,000
Wells Fargo Securities LLC
Subsequent Event [Line Items]
Deferred underwriting fee waiver amount									$ 6,440,000
Wells Fargo Securities LLC | Subsequent Event
Subsequent Event [Line Items]
Deferred underwriting fee waiver amount									$ 6,440,000
Charter Amendment Proposal
Subsequent Event [Line Items]
Extension fund amount															$ 100,000
Charter Amendment Proposal | Scenario Forecast
Subsequent Event [Line Items]
Extension fund amount																$ 100,000
Trust Amendment Proposal
Subsequent Event [Line Items]
Extension fund amount															$ 100,000
Trust Amendment Proposal | Scenario Forecast
Subsequent Event [Line Items]
Extension fund amount																$ 100,000